Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives And Balances Of Utility's Property, Plant And Equipment

	Estimated Useful	Balance at December 31,
(in millions, except estimated useful lives)	Lives (years)	2011	2010
Electricity generating facilities (1)	20 to 100	$6,488	$6,012
Electricity distribution facilities	10 to 55	22,395	20,991
Electricity transmission	25 to 70	6,968	6,505
Natural gas distribution facilities	24 to 53	7,832	7,443
Natural gas transportation and storage	5 to 48	4,099	3,939
Construction work in progress		1,770	1,384

Total property, plant, and equipment		49,552	46,274

Accumulated Depreciation		(15,898)	(14,826)

Net property, plant, and equipment		$33,654	$31,448

(1) Balance includes nuclear fuel inventories. Stored nuclear fuel inventory is stated at weighted average cost. Nuclear fuel in the reactor is expensed as it is used based on the amount of energy output. (See Note 15 below.)

Schedule Of Changes In Asset Retirement Obligations

(in millions)
ARO liability at December 31, 2009	$1,593
Revision in estimated cash flows	(23)
Accretion	93
Liabilities settled	(77)

ARO liability at December 31, 2010	1,586

Revision in estimated cash flows	10
Accretion	100
Liabilities settled	(87)

ARO liability at December 31, 2011	$1,609

Schedule Of Accumulated Other Comprehensive Loss For Defined Benefit Plan

(in millions)	2011	2010	2009
Balance at beginning of year	$(202)	$(160)	$(221)

Period change in pension benefits and other benefits (Note 12):
Unrecognized prior service cost (1)	36	(29)	(1)
Unrecognized net gain (loss) (2)	(655)	(110)	363
Unrecognized net transition obligation (3)	15	15	15
Transfer to regulatory account (4) (5)	593	82	(316)

Balance at end of year	$(213)	$(202)	$(160)

(1) Net of income tax benefit (expense) of $(24) million, $20 million, and $1 million for December 31, 2011, 2010, and 2009, respectively.

(2) Net of income tax benefit (expense) of $452 million, $73 million, and $(216) million for December 31, 2011, 2010, and 2009, respectively.

(3) Net of income tax benefit (expense) of $(11) million for December 31, 2011, 2010, and 2009.

(4) Net of income tax benefit (expense) of $(408) million, $(57) million, and $218 million for December 31, 2011, 2010, and 2009, respectively.

(5) Amounts transferred to the pension regulatory asset are probable of recovery from customers in future rates.